EXPLORATION AND EVALUATION ASSETS, Reconciliation (Details) - USD ($)		12 Months Ended
		Jun. 30, 2019		Jun. 30, 2018
Reconciliation [Abstract]
Carrying amount, beginning of period		$ 742,017	[1]	$ 177,800
Additions	[2]	1,523,104		564,217
Carrying amount, end of period	[1]	$ 2,265,121		$ 742,017

[1]	The ultimate recoupment of costs carried forward for exploration and evaluation is dependent on the successful development and commercial exploitation or sale of the respective areas of interest.
[2]	During fiscal 2019, the Group made land acquisition payments and land option payments totalling US$1,523,104 (2018: US$564,217) to landowners which have been treated as acquisition costs and capitalised as 'exploration and evaluation assets'. No liability has been recorded for the consideration payable to landowners if the Group chooses to exercise the options (refer to Note 18 for further details of contingent liabilities).